NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative3) (Option agreement with Arden Larson - Klondike Project)	Jun. 11, 2012 acre N
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Number of unpatented mining claims	64
Additional number of mining claims	100
Number of land holdings	3,280